BUSINESS COMBINATION (DETAILS TEXTUAL) - Kayser Myanmar [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 09, 2015	Jun. 09, 2014
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		50.00%	25.00%
Business Acquisition Contingent Consideration Potential Cash Payments		$ 50	$ 25
Noncontrolling Interest, Ownership Percentage by Parent	25.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	$ 25